Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 89.3%
Issuer	Shares	Value ($)
Communication Services 6.3%
Diversified Telecommunication Services 5.7%
AT&T, Inc.	1,475,000	43,969,750
Verizon Communications, Inc.	1,375,000	81,496,250
Total		125,466,000
Media 0.6%
Comcast Corp., Class A	285,000	12,770,850
Total Communication Services		138,236,850
Consumer Discretionary 3.9%
Hotels, Restaurants & Leisure 0.9%
Extended Stay America, Inc.	850,000	10,616,500
Wyndham Destinations, Inc.	325,000	9,421,750
Total		20,038,250
Household Durables 0.5%
Newell Brands, Inc.	700,000	11,186,000
Multiline Retail 1.3%
Target Corp.	190,000	28,729,900
Specialty Retail 1.2%
Home Depot, Inc. (The)	90,000	25,653,600
Total Consumer Discretionary		85,607,750
Consumer Staples 13.0%
Beverages 4.3%
Coca-Cola Co. (The)	585,000	28,975,050
PepsiCo, Inc.	460,000	64,427,600
Total		93,402,650
Food Products 2.4%
General Mills, Inc.	375,000	23,981,250
JM Smucker Co. (The)	100,000	12,018,000
Kraft Heinz Co. (The)	475,000	16,644,000
Total		52,643,250
Household Products 2.8%
Kimberly-Clark Corp.	155,000	24,452,800
Procter & Gamble Co. (The)	275,000	38,040,750
Total		62,493,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.5%
Altria Group, Inc.	675,000	29,524,500
Philip Morris International, Inc.	600,000	47,874,000
Total		77,398,500
Total Consumer Staples		285,937,950
Energy 6.7%
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	860,000	72,179,800
Exxon Mobil Corp.	765,000	30,554,100
Valero Energy Corp.	385,000	20,247,150
Williams Companies, Inc. (The)	1,175,000	24,393,000
Total		147,374,050
Total Energy		147,374,050
Financials 14.3%
Banks 9.6%
Citigroup, Inc.	750,000	38,340,000
JPMorgan Chase & Co.	1,025,000	102,694,750
KeyCorp	875,000	10,780,000
PNC Financial Services Group, Inc. (The)	215,000	23,908,000
Truist Financial Corp.	425,000	16,494,250
U.S. Bancorp	575,000	20,930,000
Total		213,147,000
Capital Markets 1.7%
Ares Capital Corp.	725,000	10,664,750
Morgan Stanley	505,000	26,391,300
Total		37,056,050
Insurance 3.0%
Hartford Financial Services Group, Inc. (The)	265,000	10,719,250
MetLife, Inc.	575,000	22,114,500
Principal Financial Group, Inc.	375,000	15,791,250
Travelers Companies, Inc. (The)	150,000	17,406,000
Total		66,031,000
Total Financials		316,234,050
Columbia Dividend Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.4%
Biotechnology 5.0%
AbbVie, Inc.	665,000	63,687,050
Amgen, Inc.	185,000	46,864,200
Total		110,551,250
Pharmaceuticals 11.4%
Bristol-Myers Squibb Co.	725,000	45,095,000
Eli Lilly and Co.	205,000	30,419,950
Johnson & Johnson	725,000	111,222,250
Merck & Co., Inc.	415,000	35,387,050
Pfizer, Inc.	750,000	28,342,500
Total		250,466,750
Total Health Care		361,018,000
Industrials 6.0%
Aerospace & Defense 0.7%
Raytheon Technologies Corp.	260,000	15,860,000
Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	275,000	44,995,500
Electrical Equipment 0.9%
Eaton Corp. PLC	190,000	19,399,000
Machinery 1.3%
Caterpillar, Inc.	200,000	28,462,000
Road & Rail 1.1%
Union Pacific Corp.	130,000	25,017,200
Total Industrials		133,733,700
Information Technology 12.0%
Communications Equipment 2.9%
Cisco Systems, Inc.	1,500,000	63,330,000
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	500,000	16,230,000
IT Services 2.2%
International Business Machines Corp.	400,000	49,324,000
Semiconductors & Semiconductor Equipment 4.3%
Broadcom, Inc.	157,500	54,676,125
Texas Instruments, Inc.	275,000	39,091,250
Total		93,767,375
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.8%
NortonLifeLock, Inc.	725,000	17,052,000
Technology Hardware, Storage & Peripherals 1.1%
HP, Inc.	650,000	12,707,500
Seagate Technology PLC	240,000	11,517,600
Total		24,225,100
Total Information Technology		263,928,475
Materials 1.6%
Chemicals 1.0%
Dow, Inc.	500,000	22,560,000
Metals & Mining 0.6%
Steel Dynamics, Inc.	425,000	12,546,000
Total Materials		35,106,000
Real Estate 5.9%
Equity Real Estate Investment Trusts (REITS) 5.9%
Agree Realty Corp.	165,000	11,041,800
Alexandria Real Estate Equities, Inc.	100,000	16,838,000
Crown Castle International Corp.	132,064	21,559,448
Duke Realty Corp.	675,000	26,021,250
Highwoods Properties, Inc.	290,000	10,805,400
Life Storage, Inc.	110,000	11,597,300
Medical Properties Trust, Inc.	1,125,000	20,902,500
QTS Realty Trust Inc., Class A	187,500	12,716,250
Total		131,481,948
Total Real Estate		131,481,948
Utilities 3.2%
Electric Utilities 1.4%
Edison International	300,000	15,744,000
Pinnacle West Capital Corp.	200,000	14,670,000
Total		30,414,000
Multi-Utilities 1.8%
Ameren Corp.	310,000	24,524,100
NiSource, Inc.	675,000	14,958,000
Total		39,482,100
Total Utilities		69,896,100
Total Common Stocks (Cost $1,710,981,260)		1,968,554,873

2	Columbia Dividend Opportunity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2020 (Unaudited)
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(a)
05/15/2021	7.250%	16,500,000	16,365,772
Total Convertible Bonds (Cost $16,307,260)			16,365,772

Convertible Preferred Stocks 8.5%
Issuer		Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.8%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	15,500	16,981,335
Total Communication Services			16,981,335
Consumer Discretionary 0.6%
Auto Components 0.6%
Aptiv PLC	5.500%	110,000	12,179,420
Total Consumer Discretionary			12,179,420
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	214,165	11,564,910
Total Financials			11,564,910
Health Care 2.5%
Health Care Equipment & Supplies 2.5%
Becton Dickinson and Co.	6.000%	335,000	17,959,350
Boston Scientific Corp.	5.500%	155,000	18,110,820
Danaher Corp.	5.000%	14,700	18,115,692
Total			54,185,862
Total Health Care			54,185,862
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	115,000	11,620,290
Total Industrials			11,620,290
Utilities 3.6%
Electric Utilities 0.7%
NextEra Energy, Inc.	5.279%	340,000	16,262,200
Multi-Utilities 2.3%
Dominion Energy, Inc.	7.250%	160,000	16,097,600
DTE Energy Co.	6.250%	750,000	34,609,500
Total			50,707,100
Water Utilities 0.6%
Essential Utilities, Inc.	6.000%	240,000	13,486,368
Total Utilities			80,455,668
Total Convertible Preferred Stocks (Cost $172,446,087)			186,987,485

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	7,781,309	7,781,309
Total Money Market Funds (Cost $7,781,181)		7,781,309
Total Investments in Securities (Cost: $1,907,515,788)		2,179,689,439
Other Assets & Liabilities, Net		24,279,297
Net Assets		2,203,968,736

Columbia Dividend Opportunity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $33,347,107, which represents 1.51% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	63,366,644	124,989,534	(180,568,114)	(6,755)	7,781,309	4,934	12,936	7,781,309
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2020